LOANS RECEIVABLE - Impaired Loans Including Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Residential properties [Member]
Loan and Lease Receivables, Impaired [Abstract]
Recorded Balance	$ 17,063	$ 16,849	$ 5,035
Unpaid Principal Balance	20,053	19,394	5,088
Specific Allowance
YTD Average Investment in Impaired Loans	17,317	18,252	5,006
Interest Income Recognized	900	776	181
Recorded Balance	1,801	4,836	4,591
Unpaid Principal Balance	1,828	4,910	6,188
Specific Allowance	333	974	1,498
YTD Average Investment in Impaired Loans	1,813	4,836	5,299
Interest Income Recognized	79	260	198
Recorded Balance	18,864	21,685	9,626
Unpaid Principal Balance	21,881	24,304	11,276
Specific Allowance	333	974	1,498
YTD Average Investment in Impaired Loans	19,130	23,088	10,305
Interest Income Recognized	979	1,036	379
Residential Held For Sale [Member]
Loan and Lease Receivables, Impaired [Abstract]
Recorded Balance
Unpaid Principal Balance
Specific Allowance
YTD Average Investment in Impaired Loans
Interest Income Recognized
Recorded Balance
Unpaid Principal Balance			12
Specific Allowance			12
YTD Average Investment in Impaired Loans			11
Interest Income Recognized
Recorded Balance
Unpaid Principal Balance			12
Specific Allowance			12
YTD Average Investment in Impaired Loans			11
Interest Income Recognized
Commercial real estate [Member]
Loan and Lease Receivables, Impaired [Abstract]
Recorded Balance	9,199	21,574	5,703
Unpaid Principal Balance	16,925	30,652	5,732
Specific Allowance
YTD Average Investment in Impaired Loans	9,576	24,961	5,816
Interest Income Recognized	985	1,796	445
Recorded Balance	1,036	3,322	11,079
Unpaid Principal Balance	1,036	3,955	15,985
Specific Allowance	35	7	4,871
YTD Average Investment in Impaired Loans	1,056	3,949	13,525
Interest Income Recognized	67	215	663
Recorded Balance	10,235	24,896	16,782
Unpaid Principal Balance	17,961	34,607	21,717
Specific Allowance	35	7	4,871
YTD Average Investment in Impaired Loans	10,632	28,910	19,341
Interest Income Recognized	1,052	2,011	1,108
Construction and Development [Member]
Loan and Lease Receivables, Impaired [Abstract]
Recorded Balance	22,138	40,633	31,072
Unpaid Principal Balance	25,377	45,873	31,074
Specific Allowance
YTD Average Investment in Impaired Loans	28,436	46,820	29,786
Interest Income Recognized	1,803	2,658	1,520
Recorded Balance	1,779	1,634	49,252
Unpaid Principal Balance	1,779	1,668	77,322
Specific Allowance	4	42	28,031
YTD Average Investment in Impaired Loans	1,779	1,698	58,272
Interest Income Recognized	122	100	3,413
Recorded Balance	23,917	42,267	80,324
Unpaid Principal Balance	27,156	47,541	108,396
Specific Allowance	4	42	28,031
YTD Average Investment in Impaired Loans	30,215	48,518	88,058
Interest Income Recognized	1,925	2,758	4,933
Commercial loans [Member]
Loan and Lease Receivables, Impaired [Abstract]
Recorded Balance
Unpaid Principal Balance
Specific Allowance
YTD Average Investment in Impaired Loans
Interest Income Recognized
Recorded Balance	11,250		4,675
Unpaid Principal Balance	11,250		8,790
Specific Allowance	25		4,038
YTD Average Investment in Impaired Loans	12,709		6,063
Interest Income Recognized	897		91
Recorded Balance	11,250		4,675
Unpaid Principal Balance	11,250		8,790
Specific Allowance	25		4,038
YTD Average Investment in Impaired Loans	12,709		6,063
Interest Income Recognized	897		91
Installment [Member]
Loan and Lease Receivables, Impaired [Abstract]
Recorded Balance	3	68
Unpaid Principal Balance	457	570
Specific Allowance
YTD Average Investment in Impaired Loans	54	69
Interest Income Recognized	44	17
Recorded Balance			62
Unpaid Principal Balance			704
Specific Allowance			640
YTD Average Investment in Impaired Loans			216
Interest Income Recognized			40
Recorded Balance	3	68	62
Unpaid Principal Balance	457	570	704
Specific Allowance	0	0	640
YTD Average Investment in Impaired Loans	54	69	216
Interest Income Recognized	$ 44	$ 17	$ 40